G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2019
Defined benefit obligation (DBO)	50,257	20,897	15,352	15,928	102,434
Fair value of plan assets	22,809	20,102	16,919	9,829	69,659
Deficit/surplus (+/–)	27,448	795	(1,567)	6,099	32,775
Plans with net surplus, excluding asset ceiling 1)	—	—	2,137	905	3,042
Provision for post-employment benefits 2)	27,448	795	570	7,004	35,817

2018
Defined benefit obligation (DBO)	44,845	21,059	12,374	12,042	90,320
Fair value of plan assets	21,912	19,899	14,385	8,126	64,322
Deficit/surplus (+/–)	22,933	1,160	(2,011)	3,916	25,998
Plans with net surplus, excluding asset ceiling 1)	—	—	2,246	476	2,722
Provision for post-employment benefits 2)	22,933	1,160	235	4,392	28,720

1)

Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3, “Financial assets, non-current.”
The asset ceiling increased during the year by SEK 452 million from SEK 381 million in 2018 to SEK 833 million in 2019.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans
Pension costs for defined contribution plans and defined benefit plans
	Sweden	US		UK		Other	Total
2019
Pension cost for defined contribution plans	953	456		132		1,193	2,734
Pension cost for defined benefit plans	1,704	(110)	1)	(47)	2)	889	2,436
Total	2,657	346		85		2,082	5,170
Total pension cost expressed as a percentage of wages and salaries							8.8%

2018
Pension cost for defined contribution plans	937	473		145		1,170	2,725
Pension cost for defined benefit plans	1,350	175		75		557	2,157
Total	2,287	648		220		1,727	4,882
Total pension cost expressed as a percentage of wages and salaries							9.2%

2017
Pension cost for defined contribution plans	1,096	473		173		1,228	2,970
Pension cost for defined benefit plans	1,824	168		38		592	2,622
Total	2,920	641		211		1,820	5,592
Total pension cost expressed as a percentage of wages and salaries							9.5%

1)	Negative cost due to settlement gain of SEK 258 million.
2)	Negative cost due to net interest income of SEK 461 million exceeding interest cost of SEK 394 million during the year.

Summary of Change in the Net Defined Benefit Obligation

Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value	Fair value of			Present value	Fair value of
	of obligation	plan assets	Total		of obligation	plan assets	Total
	20192)	2019	2019		20182)	2018	2018
Opening balance	90,320	(64,322)	25,998		87,645	(64,939)	22,706

Included in the income statement
Current service cost	1,977	—	1,977		1,602	—	1,602
Past service cost and gains and losses on settlements	(266)	—	(266)	3)	100	—	100
Interest cost/income (+/–)	2,577	(1,938)	639		2,196	(1,912)	284
Taxes and administrative expenses	—	49	49		78	54	132
Other	(1)	2	1		(6)	2	(4)
	4,287	(1,887)	2,400	4)	3,970	(1,856)	2,114	4)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	(5,758)	(5,758)		—	3,016	3,016
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(775)	—	(775)		(124)	—	(124)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	12,443	—	12,443		261	—	261
Experience-based gains/losses (–/+)	(126)	—	(126)		(613)	—	(613)
	11,542	(5,758)	5,784		(476)	3,016	2,540
Other changes
Translation difference	2,079	(2,076)	3		2,659	(2,383)	276
Contributions and payments from:
Employers 1)	(1,183)	(321)	(1,504)		(984)	(513)	(1,497)
Plan participants	28	(26)	2		28	(21)	7
Payments from plans:
Benefit payments	(2,044)	2,044	—		(2,357)	2,357	—
Settlements	(2,722)	2,687	(35)		(145)	17	(128)
Business combinations and divestments	127	—	127		(20)	—	(20)
Closing balance	102,434	(69,659)	32,775		90,320	(64,322)	25,998

1)

The expected contribution to the plans is SEK 1.7 billion during 2020. In addition, there is a funding need of SEK 1 to 2 billion for the Swedish plan which can be met either by contributing cash or providing additional business mortgages as guarantee.

2)	The weighted average duration of DBO is 21.1 (20.3) years.
3)	Settlement gain of SEK 258 million is reported in Other financial expenses, see note F2, “Financial income and expenses.”
4)	Excluding the impact of the asset ceiling of SEK 36 million in 2019 and SEK 43 million in 2018.

Summary of Present Value of the Defined Benefit Obligation
Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2019
DBO, closing balance	50,257	20,897	15,352	15,928	102,434
Of which partially or fully funded	50,257	20,138	15,352	12,211	97,958
Of which unfunded	—	759	—	3,717	4,476

2018
DBO, closing balance	44,845	21,059	12,374	12,042	90,320
Of which partially or fully funded	44,845	20,372	12,374	9,292	86,883
Of which unfunded	—	687	—	2,750	3,437

Summary of Asset Allocation by Asset Type and Geography
Asset allocation by asset type and geography
	Sweden	US	UK	Other	Total	Of which unquoted
2019
Cash and cash equivalents	1,319	1,013	1,309	86	3,727	0%
Equity securities	3,784	773	3,368	2,422	10,347	15%
Debt securities	11,969	17,050	10,994	4,774	44,787	7%
Real estate	4,489	—	169	550	5,208	100%
Investment funds	1,248	1,261	296	242	3,047	65%
Assets held by insurance company	—	—	—	1,404	1,404	100%
Other	—	5	783	351	1,139	6%
Total	22,809	20,102	16,919	9,829	69,659
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

2018
Cash and cash equivalents	935	585	1,416	88	3,024	0%
Equity securities	4,434	729	2,293	2,439	9,895	18%
Debt securities	10,642	17,329	9,410	3,485	40,866	23%
Real estate	4,228	—	154	229	4,611	100%
Investment funds	1,673	1,151	415	230	3,469	70%
Assets held by insurance company	—	—	—	1,289	1,289	100%
Other	—	105	697	366	1,168	33%
Total	21,912	19,899	14,385	8,126	64,322
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

Summary of Financial and Demographic Actuarial Assumptions
Financial and demographic actuarial assumptions 1)
	2019	2018
Financial assumptions
Discount rate, Sweden	0.9%	1.5%
Discount rate, US	3.2%	4.3%
Discount rate, UK	2.1%	3.0%
Discount rate, weighted average of total	1.8%	2.6%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23

1)	Weighted average for the Group for disclosure purposes only. Country-specific assumptions were used for each actuarial calculation.

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits
Total remeasurements in Other comprehensive income (loss) related to post-employment beneﬁts
	2019	2018
Actuarial gains and losses (+/–)	(5,049)	(1,887)
The effect of asset ceiling	(398)	87
Swedish special payroll taxes	(735)	(653)
Total	(6,182)	(2,453)

Summary of Sensitivity Analysis of Significant Actuarial Assumptions
Sensitivity analysis of signiﬁcant actuarial assumptions
SEK billion	2019	2018
Impact on the DBO of an increase in the discount rate
Discount rate, Sweden +0.5%	(5.8)	(5.0)
Discount rate, US +0.5%	(1.1)	(1.0)
Discount rate, UK +0.5%	(1.7)	(1.3)
Discount rate, weighted average of total +0.5%	(10.0)	(8.3)
Impact on the DBO of a decrease in the discount rate
Discount rate, Sweden –0.5%	+6.6	+5.4
Discount rate, US –0.5%	+1.2	+1.1
Discount rate, UK –0.5%	+1.9	+1.5
Discount rate, weighted average of total –0.5%	+11.3	+9.2